4. EQUIPMENT	12 Months Ended
Sep. 30, 2020
Notes
4. EQUIPMENT

4.EQUIPMENT

	Office equipment and furniture	Vehicles and other field equipment	Total
Cost
As at September 30, 2018	5,113	226	5,339
Disposal during the year	-	(226)	(226)
As at September 30, 2019	$5,113	$-	$5,113
Disposal during the year	(4,425)	-	(4,425)
As at September 30, 2020	$688	$-	$688
Accumulated depreciation
As at September 30, 2018	$4,363	$226	$4,589
Depreciation for the year	412	-	412
Depreciation for the year related to disposal	-	(226)	(226)
As at September 30, 2019	4,775	-	4,775
Depreciation for the year	140	-	140
Depreciation for the year related to disposal	(4,227)	-	(4,227)
As at September 30, 2020	$688	$-	$688
Net book value
As at September 30, 2019	$338	$-	$338
As at September 30, 2020	$-	$-	$-